Consolidated Statements of Cash Flows (Parentheticals) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance as of beginning		$ 432,798
Cash flow	$ (18,624)
Acquisition	39,394
Foreign currency exchange
UF Inflation effect	57,807
Fair value changes
Balance as of ending	632,089
Subordinated Bonds [Member]
Balance as of beginning		818,084
Cash flow	475,390
Acquisition
Foreign currency exchange
UF Inflation effect	64,065
Fair value changes
Balance as of ending	1,357,539
Paid Dividend [Member]
Balance as of beginning		(355,141)
Cash flow	(331,255)
Acquisition
Foreign currency exchange
UF Inflation effect
Fair value changes
Balance as of ending	(686,396)
Other Liabilities [Member]
Balance as of beginning		$ (30,145)
Cash flow	(42,045)
Acquisition	39,394
Foreign currency exchange
UF Inflation effect	(6,258)
Fair value changes
Balance as of ending	$ (39,054)